Schedule of Investments (unaudited) September 30, 2020	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Securitized Asset Backed Receivables LLC Trust (a)
Series 2005-OP1, Class M2, (1 mo. LIBOR US + 0.68%), 0.82%, 01/25/35	$172	$162,797
Series 2005-OP2, Class M1, (1 mo. LIBOR US + 0.43%), 0.58%, 10/25/35	516	514,469

Total Asset-Backed Securities — 1.1% (Cost: $658,031)		677,266

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.1%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 3.96%, 11/25/33(b)	32	30,093

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	110	22,182

Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $45,125)		52,275

Preferred Securities

Capital Trust — 2.5%

Electric Utilities — 2.5%
PPL Capital Funding, Inc., Series A, 2.89%, 03/30/67(c)	2,000	1,575,000

Total Preferred Securities — 2.5% (Cost: $1,980,520)		1,575,000

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.4%
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	771	885,637

Interest Only Collateralized Mortgage Obligations — 0.9%
Fannie Mae Mortgage-Backed Securities Series 2012-47, Class NI, 4.50%, 04/25/42	660	107,202
Series 2012-96, Class DI, 4.00%, 02/25/27	333	7,859
Ginnie Mae Mortgage-Backed Securities Series 2006-30, Class IO, 2.58%, 05/16/46(b)	127	4,197
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.32%, 12/16/39(a)	204	35,560
Series 2009-78, Class SD, (1 mo. LIBOR US + 6.20%), 6.04%, 09/20/32(a)	420	11,086
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.52%, 04/16/41(a)	2,119	451,832

		617,736

Mortgage-Backed Securities — 46.1%
Freddie Mac Mortgage-Backed Securities, 3.50%, 08/01/33 - 01/01/46	3,836	4,148,227
Government National Mortgage Association Mortgage- Backed Securities, 5.00%, 11/15/35	3	3,681
Uniform Mortgage-Backed Securities 5.50%, 10/01/23 - 09/01/36	1,510	1,772,818

Security	Par (000)	Value

Mortgage-Backed Securities (continued)

Uniform Mortgage-Backed Securities (continued)
4.00%, 10/01/24 - 02/01/41	$5,137	$5,341,643
2.50%, 10/01/28	2,404	2,512,932
5.00%, 11/01/33 - 02/01/40	1,797	2,066,773
6.00%, 02/01/36 - 03/01/38	207	241,116
4.50%, 04/01/39 - 02/01/46	6,040	6,748,238
3.00%, 03/01/43	4,055	4,321,261
3.50%, 08/01/44	2,061	2,271,582

		29,428,271

Total U.S. Government Sponsored Agency Securities — 48.4% (Cost: $28,223,933)		30,931,644

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.00%, 08/15/48	5,100	6,967,277
U.S. Treasury Notes
2.75%, 08/15/21 - 07/31/23	7,000	7,185,508
2.00%, 05/31/24	7,500	7,994,824
2.88%, 07/31/25(d)	10,230	11,511,148

Total U.S. Treasury Obligations — 52.7% (Cost: $29,992,856)		33,658,757

Total Long-Term Investments — 104.8% (Cost: $60,900,465)		66,894,942

	Shares

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(e)(f)	1,188,396	1,188,396

Total Short-Term Securities — 1.9% (Cost: $1,188,396)		1,188,396

Total Investments Before Options Written — 106.7% (Cost: $62,088,861)		68,083,338

Options Written — (0.2)% (Premiums Received: $(130,000))		(106,993)

Total Investments, Net of Options Written — 106.5% (Cost: $61,958,861)		67,976,345

Liabilities in Excess of Other Assets — (6.5)%		(4,136,389)

Net Assets — 100.0%		$63,839,956

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Government Fund, Inc. (EGF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,581,878	$—	$(393,482	)(a)	$—	$—	$1,188,396	1,188,396	$8,404	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Suisse Securities (USA) LLC	0.16	%(b)	09/03/20	Open	$4,298,750	$4,299,266	U.S. Treasury Obligations	Open/Demand

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
10-Year Interest Rate Swap, 10/31/30	0.69%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	10/29/20	0.69%	USD	6,750	$(25,644)
2-Year Interest Rate Swap, 10/31/22	0.22%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	10/29/20	0.22	USD	27,000	(11,835)
30-Year Interest Rate Swap, 10/31/50	1.07%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	10/29/20	1.07	USD	3,375	(49,570)
5-Year Interest Rate Swap, 10/31/25	0.34%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	10/29/20	0.34	USD	17,100	(19,944)

										$(106,993)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$677,266	$—	$677,266
Non-Agency Mortgage-Backed Securities	—	52,275	—	52,275
Preferred Securities
Capital Trust	—	1,575,000	—	1,575,000
U.S. Government Sponsored Agency Securities	—	30,931,644	—	30,931,644
U.S. Treasury Obligations	—	33,658,757	—	33,658,757
Short-Term Securities
Money Market Funds	1,188,396	—	—	1,188,396

	$1,188,396	$66,894,942	$—	$68,083,338

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$—	$(106,993)	$—	$(106,993)

(a)	Derivative financial instruments are options written. Options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $4,299,266 are categorized as Level 2 within the disclosure hierarchy

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

IO	Interest Only

LIBOR	London Interbank Offered Rate

SCHEDULE OF INVESTMENTS	3